LEASES (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASES
Remaining lease term (years)	1 year 7 months 6 days	2 years 3 months 18 days
Discount rate	17.50%	17.50%